Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax Text Block Abstract
Schedule of income tax recognized in profit or loss
	2022		2021	2020
Current tax	Ps.	533,522	791,856	576,834
Deferred tax (benefit) expense		(16,602)	22,700	(51,173)
	Ps.	516,920	814,556	525,661

Schedule of reconciliation of income tax expense recognized from statutory to effective ISR rate
	2022		2021	2020
Profit before income tax	Ps.	1,386,884	2,542,495	824,105
Tax rate		30%	30%	30%
Income tax expense calculated at 30% statutory tax rate		416,065	768,749	247,232

Inflation effects, net		3,536	25,039	8,333
Non-deductible expenses (1)		148,569	5,790	5,493
Loss on valuation of warrants		-	-	255,456
Share-based payments		1,780	1,744	8,275
Other items, net		(53,030)	13,234	872
		516,920	814,556	525,661
	Ps.	37%	32%	64%

(1)	Includes (i) certain payroll expenses which are partially deductible as grocery vouchers, help for transportation, life and major medical expenses insurance, among others; and (ii) certain cost of sales expenses as samples and obsolescence items.

Schedule of deferred tax asset (liabilities) reconciliation of changes in deferred taxes balances
Temporary differences	As of January 1, 2020		Recognized in profit or loss	Recognized in other comprehensive income	As of January 3, 2021
Deferred tax assets:
Expected credit loss	Ps.	5,217	3,102	-	8,319
Accruals and provisions		25,937	43,232	360	69,529
Derivative financial instruments		-	35,886	-	35,886
Property, plant and equipment		4,579	(4,579)	-	-

Deferred tax liabilities:
Intangible assets		(85,820)	1,920	-	(83,900)
Inventories		(9,353)	(24,881)	-	(34,234)
Derivative financial instruments		(89)	89	-	-
Property, plant and equipment		-	(10,888)	-	(10,888)
Other assets and prepaid expenses		(13,891)	6,932	-	(6,959)
Net deferred tax liability	Ps.	(73,420)	50,813	360	(22,247)

Temporary differences	As of January 3, 2021		Accounting effects from changing reporting period	Recognized in profit or loss	Recognized in other comprehensive income	As of December 31, 2021
Deferred tax assets:
Expected credit loss	Ps.	8,319	11,309	12,799	-	32,427
Accruals and provisions		69,529	-	(31,422)	-	38,107
Derivative financial instruments		35,886	-	(35,886)	-	-
Property, plant and equipment		-	-	5,538	-	5,538

Deferred tax liabilities:
Intangible assets		(83,900)	-	1,920	-	(81,980)
Inventories		(34,234)	(5,337)	30,483	-	(9,088)
Derivative financial instruments		-	-	(7,380)	-	(7,380)
Property, plant and equipment		(10,888)	-	10,888	-	-
Other assets and prepaid expenses		(6,959)	-	(9,640)	-	(16,599)
Net deferred tax liability	Ps.	(22,247)	5,972	(22,700)	-	(38,975)

Temporary differences	As of December31, 2021		Liability assumed for subsidiaries’ acquisition	Recognized in profit or loss	Recognized in other comprehensive income	As of December31, 2022
Deferred tax assets:
Expected credit loss	Ps.	32,427	-	(3,085)	-	29,342
Accruals and provisions		38,107	256,433	99,556	-	394,096
Prepaid expenses		-	4,752	351	-	5,103
Property, plant and equipment		5,538	-	(5,538)	-	-

Deferred tax liabilities:
Intangible assets		(81,980)	(418,327)	1,920	-	(498,387)
Inventories		(9,088)	-	(18,656)	-	(27,744)
Derivative financial instruments		(7,380)	4,936	(1,471)	-	(3,915)
Property, plant and equipment		-	(350,521)	(38,200)	-	(388,721)
Other assets and prepaid expenses		(16,599)	10,700	(18,275)	-	(24,174)
Net deferred tax liability	Ps.	(38,975)	(492,027)	16,602	-	(514,400)

Schedule of unrecognized deferred tax assets
Originated loss’ year	Life year	Jafra Cosmetics International, S.A. de C.V.		Jafrafin, S.A. de C.V.
2019	2029	Ps.	27,861	-
2020	2030		3,376	-
2021	2031		-	2,659
		Ps.	31,237	2,659